Consolidated Balance Sheets In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Current assets
Cash and cash equivalents	$ 54	2,758	6,831
Investments			916
Accounts receivable (net of allowances of Rs. 2,452 million and Rs. 3,267 million as of March 31, 2011 and 2012) (includes Rs. 1,197 million and Rs. 1,472 million as of March 31, 2011 and 2012 due from related parties)	515	26,212	19,226
Prepaid expenses and other current assets (net of allowances of Rs. 617 million and Rs. 687 million, as of March 31, 2011 and 2012) (includes Rs. 33 million and Rs. 98 million as of March 31, 2011 and 2012 due from related parties)	152	7,754	4,836
Total current assets	721	36,724	31,809
Investments	81	4,104	4,100
Investments in equity method investees	6	313	217
Advances for investments			445
Property, plant and equipment, net	2,772	141,093	107,838
Intangible assets, net	119	6,047	2,833
Goodwill	579	29,430	6,361
Advance income taxes (net)	337	17,167	18,515
Other non-current assets (includes Rs. 4,396 million and Rs. 2,899 million as of March 31, 2011 and 2012 due from related parties)	239	12,103	11,625
Total assets	4,854	246,981	183,743
Current liabilities
Accounts payable (includes Rs. 1,250 million and Rs. 1,182 million as of March 31, 2011 and 2012 due to related parties)	558	28,409	24,758
Short-term debt and current portion of long-term debt	317	16,117	22,727
Accrued expenses and other current liabilities (includes Rs. 1,440 million and Rs. 1,552 million as of March 31, 2011 and 2012 due to related parties)	458	23,296	17,406
Total current liabilities	1,333	67,822	64,891
Long-term debt, net of current portion	1,952	99,330	46,100
Other non-current liabilities (includes Rs. 1,741 million as of March 31, 2011 and 2012 due to related parties)	800	40,729	33,573
Total liabilities	4,085	207,881	144,564
Commitments and contingencies (See Note 28)
Shareholders' equity
Equity shares par value Rs. 10 each Authorized: 400,000,000 shares; Previous Year 300,000,000 shares (See Note 19) Issued and outstanding 285,000,000 shares as of March 31, 2011 and 2012	56	2,850	2,850
Additional paid-in-capital	305	15,506	15,770
Retained earnings	463	23,549	20,807
Accumulated other comprehensive loss	(86)	(4,359)	(316)
Total Tata Communications Limited shareholders' equity	738	37,546	39,111
Non-controlling interest in subsidiary	31	1,554	68
Total shareholders' equity	769	39,100	39,179
Total liabilities and shareholders' equity	$ 4,854	246,981	183,743